Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Entity Registrant Name	ORCKIT COMMUNICATIONS LTD.
Entity Central Index Key	0001021620
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Entity Filer Category	Smaller Reporting Company